Income Tax (Interest Accrued Related to Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Interest recognized on the consolidated statements of operations (1)	$ (41)	$ 388	$ 27
Interest included in other liabilities on the consolidated balance sheets (1)	$ 623	$ 664